Long-Term Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands, $ in Thousands		1 Months Ended				12 Months Ended
	Oct. 09, 2023 CNY (¥)	Oct. 31, 2022 CNY (¥)	Oct. 31, 2022 HKD ($)	Jul. 31, 2022 CNY (¥)	Apr. 30, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jul. 31, 2022 USD ($)	Mar. 31, 2022	Jan. 31, 2022 CNY (¥)	Oct. 31, 2021 CNY (¥)	Oct. 31, 2021 USD ($)	Apr. 30, 2021 CNY (¥)	Jan. 31, 2021 CNY (¥)
Schedule Of LongTermInvestments [Line Items]
Equity Method Investments						¥ 456,063			$ 69,965	¥ 329,045	$ 51,874
Other equity investments										100,000
Equity Method Investments, Fair Value Disclosure						¥ 104,972				¥ 112,641
Subscription of equity investment | $							$ 150,000
Percentage of financial interests hold by limited partner						60.70%			60.70%	60.70%	60.70%
Percentage of financial interests													60.70%
Percentage of financial interests hold by other third party investors						39.30%			39.30%	39.30%	39.30%
Equity securities without readily determinable fair value cumulative amount upward adjustment						¥ 39,107
Equity securities without readily determinable fair value cumulative amount downward adjustment						89,933
Equity securities without readily determinable fair value downward adjustment annual amount						39,107
Equity securities without readily determinable fair value upward price adjustment annual amount						89,933
Transfer From Debt Securities Due To Business Acquistion						¥ (204,836)
Equity interest in Dogotix [Member]
Schedule Of LongTermInvestments [Line Items]
Transfer From Debt Securities Due To Business Acquistion	¥ 204,836
Preferred Equity [Member]
Schedule Of LongTermInvestments [Line Items]
Payment to acquire equity securities without a readily determinable fair value					¥ 50,000
Long term investments reclassification from debt investments to equity investments without readily determinable far value					57,832
Light Detection and Ranging [Member]
Schedule Of LongTermInvestments [Line Items]
Proceeds from sale of debt instrument					¥ 100,000
Semiconductors [Member]
Schedule Of LongTermInvestments [Line Items]
Other equity investments		¥ 65,000												¥ 65,000
Common Stock [Member]
Schedule Of LongTermInvestments [Line Items]
Prepayment of minority equity interest								¥ 50,000
Payment to acquire minority equity interest		¥ 141,981	$ 156,982
Dogotix [Member]
Schedule Of LongTermInvestments [Line Items]
Equity Method Investments				¥ 94,451								$ 14,000					¥ 19,900
Other equity investments								¥ 190,000
Equity Method Investments, Fair Value Disclosure				95,752
Investments, Fair Value Disclosure															¥ 41,258	$ 6,440
Changes from equity investment to debt investment				¥ 116,129
Huitian [Member]
Schedule Of LongTermInvestments [Line Items]
Equity Method Investments															574,146	90,000		¥ 24,551
Equity Method Investments, Fair Value Disclosure															¥ 591,506
Huitian [Member] | Convertible Bond [Member]
Schedule Of LongTermInvestments [Line Items]
Equity Method Investments | $																20,000
Huitian [Member] | Preferred Stock [Member]
Schedule Of LongTermInvestments [Line Items]
Equity Method Investments | $																$ 70,000